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March 8, 2024	Jimena Acuña Smith T. 415-315-2306 jimena.smith@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Ashmore Funds

File Nos. 333-169226; 811-22468

Ladies and Gentlemen:

On behalf of Ashmore Funds (the “Trust”), we are transmitting for filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 68, and for filing under the Investment Company Act of 1940, as amended, Amendment No. 71 to the Registration Statement on Form N-1A (the “Amendment”) of the Trust.

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act to register the offering of Class A, Class C and Institutional Class shares of Ashmore Emerging Markets Equity ex China Fund, a new series of the Trust. No fees are required in connection with this filing.

Please direct any questions to the undersigned at (415) 315-2306.

Very truly yours,

/s/ Jimena Acuna Smith
Jimena Acuña Smith

cc:	Alexandra Autrey, Ashmore Investment Management Limited

David C. Sullivan, Ropes & Gray LLP